Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,000,000
Previously Paid Amount	0
Total Fee Amount	19,137.5
Total Offset Amount	0
Net Fee	$ 19,137.5